Employees - Share- based Compensation Plans - Additional Information (Detail) - EUR (€) € in Millions	2 Months Ended	12 Months Ended
	Feb. 21, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Share Based Compensation Plans [Line Items]
Shares and options outstanding in respect of share-based compensation plans		11,944,106	14,595,111
Number of ordinary shares held by NV group companies to satisfy options granted		12,419,009	15,010,429
Shares acquired to called up share capital, percentage		0.14%
Percentage of called up share capital, held in connection with share plans		0.47%	0.50%
Book value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 640	€ 704
Market value of shares held in respect of share-based compensation plans eliminated on consolidation		€ 635	€ 700
PLC option with exercise price above market price		0	0
Performance share plan : Number of shares granted between between 31/12/2018 and 21/02/2019	0
Performance share plan : Number of shares vested between 31/12/2018 and 21/02/2019	2,848,795
Performance share plan : Number of shares forfeited between 31/12/2018 and 21/02/2019	123,506
Executive Directors [Member]
Disclosure of Share Based Compensation Plans [Line Items]
Maximum percentage of annual bonus that managers are entitled to invest in shares under MCIP		67.00%
Minimum Percentage Of Annual Bonus That Managers Are Entitled To Invest In MCIP Shares		33.00%
Bottom of range [member]
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		0.00%
Top of range [member]
Disclosure of Share Based Compensation Plans [Line Items]
Range of share awards percentage for performance share plans		200.00%